UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Quarter Ended:   September 30, 2001

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Ronald Sadoff's Major Trends
Address:  250 W. Coventry Court
          Milwaukee, WI 53217

Form 13F File No:   28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Ronald Sadoff
Title:         Sole Proprietor
Phone:         (414) 352-8460
Signature, Place, and Date of Signing:



/s/ Ronald Sadoff     Milwaukee, Wisconsin     November 7, 2001
-----------------     --------------------     ----------------
     (Signature)         (City/State)             (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None



                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            44

Form 13F Information Table Value Total:      $183,888
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None.







                                 RONALD SADOFF'S MAJOR TRENDS
                                           FORM 13F
                                      September 30, 2001

                                                                                    Voting Authority
                             Title
                               of             Value  Shares/  Sh/ Put/  Invst  Otr
Name of Issuer               Class   CUSIP   (x$1000)Prn Amt  Prn Call  Dsctn Mgrs   Sole  Shr None
--------------               -----   ------  ------- -------  --- ---- ----- ----  -----  --- ----
AMERICAN EXPRESS CO.          COM  025816109   9,363  322,203 SH         Sole       322,203
AMERICAN INTL GROUP           COM  026874107   7,667   98,290 SH         Sole        98,290
AMGEN                         COM  031162100   3,235   55,038 SH         Sole        55,038
BAXTER INTERNATIONAL INC.     COM  071813109  12,342  224,190 SH         Sole       224,190
BEAR STEARNS COS INC.         COM  073902108     307    6,148 SH         Sole         6,148
BELLSOUTH CORP.               COM  079860102     213    5,136 SH         Sole         5,136
BIOGEN                        COM  090597105   2,949   53,050 SH         Sole        53,050
BIOMET INC.                   COM  090613100     554   18,925 SH         Sole        18,925
CITIGROUP                     COM  172967101  11,386  281,126 SH         Sole       281,126
DIME BANCORP INC.             COM  25429Q102   1,001   25,450 SH         Sole        25,450
DOW JONES                     COM  260561105   2,660   58,550 SH         Sole        58,550
EXXON CORP.                   COM  30231G102     437   11,100 SH         Sole        11,100
FANNIE MAE                    COM  313586109  15,201  189,875 SH         Sole       189,875
FREDDIE MAC                   COM  313400301  15,262  234,801 SH         Sole       234,801
GANNETT INC.                  COM  364730101  10,050  167,200 SH         Sole       167,200
GENENTECH                     COM  368710406   3,606   81,960 SH         Sole        81,960
GENERAL MILLS                 COM  370334104   9,835  216,152 SH         Sole       216,152
GENZYME                       COM  372917104     906   19,950 SH         Sole        19,950
GOLDMAN SACHS                 COM  38141G104   2,017   28,275 SH         Sole        28,275
H&R BLOCK                     COM  093671105     779   20,200 SH         Sole        20,200
HERSHEY FOODS CORP.           COM  427866108     954   14,600 SH         Sole        14,600
INTERNATIONAL GAME TEC        COM  459902102   1,496   35,200 SH         Sole        35,200
KNIGHT RIDDER INC.            COM  499040103   2,273   40,705 SH         Sole        40,705
LEHMAN BROTHERS               COM  524908100   3,086   54,275 SH         Sole        54,275
MARSH & MCLENNAN              COM  571748102   6,641   68,675 SH         Sole        68,675
MCCORMICK & CO.               COM  579780206   6,948  151,700 SH         Sole       151,700
MEDIA GENERAL                 COM  584404107     305    7,045 SH         Sole         7,045
MEDIMMUNE                     COM  584699102     246    6,900 SH         Sole         6,900
MELLON FINANCIAL CORP.        COM  58551A108   5,111  158,100 SH         Sole       158,100
MERRILL LYNCH & CO. INC.      COM  590188108   5,172  127,400 SH         Sole       127,400
MORGAN STANLEY                COM  617446448   5,235  112,950 SH         Sole       112,950
NEW YORK TIMES CO. CL A       COM  650111107   8,636  221,256 SH         Sole       221,256
PERKINELMER INC.              COM  714046109     483   18,400 SH         Sole        18,400
PNC FINANCIAL SERVICES        COM  693475105   6,026  105,250 SH         Sole       105,250
RAYMOND JAMES FINANCIAL INC.  COM  754730109     232    8,550 SH         Sole         8,550
SBC COMMUN INC.               COM  78387G103     212    4,500 SH         Sole         4,500
SMUCKERS                      COM  832696306     359   14,000 SH         Sole        14,000
ST JUDE MEDICAL INC.          COM  790849103   4,466   65,250 SH         Sole        65,250
TOOTSIE ROLL INDS             COM  890516107   2,335   61,019 SH         Sole        61,019
TRIBUNE CO. NEW               COM  896047107   3,126   99,547 SH         Sole        99,547
VERIZON COMMUNICATIONS        COM  92343V104     413    7,626 SH         Sole         7,626
WASHINGTON POST               COM  939640108   7,619   14,658 SH         Sole        14,658
WHITE MOUNTAINS INS GRP       COM  G9618E107   2,246    6,745 SH         Sole         6,745
WMS INDUSTRIES INC.           COM  929297109     498   28,450 SH         Sole        28,450

REPORT SUMMARY                 44             183,888
